History And Organization of The Group - Additional Information (Detail) $ / shares in Units, ¥ in Millions, $ in Millions			3 Months Ended		12 Months Ended
	Oct. 30, 2020 USD ($) $ / shares shares	Oct. 30, 2020 CNY (¥) shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2020 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Oct. 13, 2022 shares	Apr. 08, 2022 shares	Dec. 31, 2020 shares
History and reorganisation of the group [line items]
Common stock shares outstanding								1,145,926,797	1,144,226,418	1,231,150,560
Promissory notes issued rate of interest						125.00%	125.00%
Common stock shares issued										1,231,150,560
Stock repurchase program, Number of shares authorized, Value | $					$ 1,000
Stock repurchase program, Number of shares repurchased						110,000,000	110,000,000
Stock repurchase program, Number of shares repurchased, Value						$ 877	¥ 5,643
Tun Kung Company Limited [member]
History and reorganisation of the group [line items]
Common stock shares issued					35,644,803
Increase decrease through treasury share transactions shares					35,644,803
Share pledge agreement [member]
History and reorganisation of the group [line items]
Percentage of equity interest pledged					100.00%	100.00%	100.00%			100.00%
OPCO [member]
History and reorganisation of the group [line items]
Percentage of legal beneficial interest owned by each onshore shareholder					100.00%	100.00%	100.00%			100.00%
Promissory notes and automatically convertible promissory notes [member]
History and reorganisation of the group [line items]
Increase (decrease) in equity shares outstanding due to conversion of convertible instruments	7,566,665	7,566,665
Initial public offer [member]
History and reorganisation of the group [line items]
Sale of stock issue price per share | $ / shares	$ 27
Proceeds from issue of common stock	$ 2,581	¥ 17,305
Over allotment [member]
History and reorganisation of the group [line items]
Proceeds from issue of common stock | $	$ 314
Class C ordinary share [member] | Promissory notes and automatically convertible promissory notes [member]
History and reorganisation of the group [line items]
Promissory notes convertible into equivalent number of shares			38,493,660	38,493,660
Promissory notes issued rate of interest			6.00%	6.00%
Gain loss due to change in the fair value of promissory notes			$ (195)	¥ (1,326)
American depositary shares [member]
History and reorganisation of the group [line items]
Sale of stock issue price per share | $ / shares	$ 13.5
American depositary shares [member] | Initial public offer [member]
History and reorganisation of the group [line items]
Stock shares issued during the period shares	199,155,128	199,155,128
Sale of stock issue price per share | $ / shares	$ 13.5
American depositary shares [member] | Over allotment [member]
History and reorganisation of the group [line items]
Stock shares issued during the period shares	24,155,128	24,155,128
Class B and class C ordinary shares convertible into class A ordinary shares [member]
History and reorganisation of the group [line items]
Common stock shares converted from one class to another	136,859,460
Ordinary shares [member]
History and reorganisation of the group [line items]
Stock shares issued during the period shares	99,577,564	99,577,564
Stock repurchase program, Number of shares repurchased						55,000,000	55,000,000
Ordinary shares [member] | Initial public offer [member]
History and reorganisation of the group [line items]
Stock shares issued during the period shares	87,500,000	87,500,000
Ordinary shares [member] | Over allotment [member]
History and reorganisation of the group [line items]
Stock shares issued during the period shares	12,077,564	12,077,564